UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

         Merrill Lynch Real Investment Fund
         (formerly known as Merrill Lynch Real Asset Fund)
         800 Scudders Mill Road
         Plainsboro, NJ  08536

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2.  The name of each series or class of securities for which this Form is filed:

    (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X ]

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3. Investment Company Act File Number:  811-21486

   Securities Act File Number:          333-111815

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4(a).      Last day of fiscal year for which this Form is filed:
                                                November 30, 2004

4(b).      [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)

           Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).      [ ] Check box if this is the last time the issuer will be filing this
               Form.

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5. Calculation of registration fee:

(i)     Aggregate sale price of securities sold
        during the fiscal year pursuant to section 24(f):            $72,547,880

(ii)    Aggregate price of securities redeemed or
        repurchased during the fiscal year:                          $10,279,370

(iii)   Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995 that
        were not previously used to reduce
        registration fees payable to the Commission:                 $0

(iv)    Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                                $10,279,370

(v)     Net sales - if Item 5(i)is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                        $62,268,510

(vi)    Redemption credits available for use in
        future years - if Item 5(i) is less than
        Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:             $0

(vii)   Multiplier for determining registration fee
        (See Instruction C.9):                                       x  .0001177

(viii)  Registration fee due [multiply Item 5(v) by
        Item 5(vii)] (enter "0" if no fee is due):                   = $7,329

6. Prepaid Shares

   If the response to Item 5(i) was determined by
   deducting an amount of securities that were
   registered under the Securities Act of 1933
   pursuant to rule 24e-2 as in effect before
   October 11, 1997, then report the amount of
   securities (number of shares or other units)
   deducted here:                                                         0

   If there is a number of shares or other units
   that were registered pursuant to rule 24e-2
   remaining unsold at the end of the fiscal year
   for which this form is filed that are available
   for use by the issuer in future fiscal years,
   then state that number here:                                           0
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7. Interest due - if this Form is being filed more
   than 90 days after the end of the issuer's fiscal
   year (see Instruction D):                                           + $0

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8. Total of the amount of the registration fee due
   plus any interest due [line 5(viii) plus line 7]:                   = $7,329

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9. Date the registration fee and any interest
   payment was sent to the Commission's lockbox depository:

      Method of Delivery:

        [X ] Wire Transfer

        [  ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Donald C. Burke
                                            ---------------------------------
                                            Donald C. Burke
                                            Vice President and Treasurer

Date:  February 16, 2005

* Please print the name and title of the signing officer below the signature.


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